Basis of Preparation and Changes to the Group's Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lilium GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Schweiz GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation UK Ltd.
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation Inc.
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium eAircraft GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Stichting JSOP
Basis Of Preparation
Proportion of interest in subsidiary	0.00%	0.00%
Lilium Aviation Spain SL
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%